Income Taxes - Summary of Income Tax Expense (Detail) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Feb. 09, 2020	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Foreign	$ 424			$ 3,787	$ 3,039
Federal	0			0	0
Deferred:
Foreign	343			(962)	(571)
Federal	0			0	0
Income tax expense	$ 767	$ 987	$ (722)	$ 2,825	$ 2,468